CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 54,625	$ 48,500	$ 862,165	$ 201,700
Cost of goods sold			272,082	51,890
Gross profit	54,625	48,500	590,083	149,810
Operating expenses:
Selling, general and administrative expenses	2,402,766	(465,226)	5,546,767	4,401,633
Research and development	1,195,418	0	414,751	0
Depreciation and amortization	844,529	115,968	1,034,486	1,222,438
Total operating expenses	4,442,713	(349,258)	6,996,004	5,624,071
Loss from operations	(4,388,088)	397,758	(6,405,921)	(5,474,261)
Other Income (Expense)
Gain (loss) on investments	351,624	(706,911)	(2,244,951)	3,152,702
Gain on sale of membership interests in Comstock Mining, LLC			0	18,275,846
Change in estimated fair value of contingent forward asset			0	765,880
Interest expense	(324,724)	(144,829)	(168,881)	(421,887)
Interest income	356,861	155,473	1,017,947	473,681
Change in fair value of derivative instruments	3,065,000	7,487,249	(13,155,946)	427,838
Impairment of goodwill and intangible assets	(350,000)		(6,394,610)	0
Other income (expense)	(1,130,807)	999,491	(2,979,363)	(2,267,829)
Total other income (expense), net	(2,158,935)	7,790,473	(23,925,804)	20,406,231
Net income (loss) before deferred income tax benefit	(6,547,023)	8,188,231	(30,331,725)	14,931,970
Deferred income tax benefit			5,748,105	0
Net income (loss)	$ (6,547,023)	$ 8,188,231	$ (24,583,620)	$ 14,931,970
Weighted average common shares outstanding, basic (in shares)	67,351,776	37,740,011	50,417,979	30,526,895
Weighted average common shares outstanding, diluted (in shares)	67,351,776	37,814,652	50,417,979	30,561,168
Earnings per Share - Basic:
Net income (loss) per share (in dollars per share)	$ (0.09)	$ 0.22	$ (0.49)	$ 0.49
Earnings per Share - Diluted:
Net income (loss) per share (in dollars per share)	$ (0.09)	$ 0.22	$ (0.49)	$ 0.49
Net income (loss)	$ (6,547,023)	$ 8,188,231
Net income (loss) attributable to Comstock Mining Inc.	$ (6,378,555)	$ 8,188,231	$ (24,583,620)	$ 14,931,970